Accrued Expenses and Other Payables (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Payables [Line Items]
Accrued expenses and other payables | $		$ 0	$ 44,244
Failed Sale and Leaseback [Member]
Accrued Expenses and Other Payables [Line Items]
Lease year				2 years	2 years
Lease's conclusion | ¥	¥ 100